Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
17.	Related Party Transactions
The principal related parties with which the Group had transactions during the year presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Huazhi Hu	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Yitong Zhihang Technology Co., Ltd.	A company over which the Group has significant influence

(1)	Transaction with related parties:
In April 2018, The Group entered into an interest-free short-term loan agreement with a company controlled by the Group’s founder and director, Mr. Huazhi Hu, with a principal amount of RMB425. The loan was recorded in prepayments and other current assets and was repaid in full in January 2019.
In January 2019, the Group’s founder and director, Mr. Huazhi Hu, borrowed a loan from the Group with a principal amount of RMB425, recorded in prepayments and other current assets. This loan is repayable on demand and interest-free. The loan was repaid by Mr. Huazhi Hu in full on November 12, 2019.

For the year ended December 31, 2021, the revenue from an equity investee over which the Group has significant influence amounted to RMB1,504 (US$236).

(2)	Amount due from a related party:
Other than the arbitration mentioned in Note 1, the VIE paid a guarantee deposit of RMB2,639 to the People’s Court of Tianhe District in Guangzhou city to lift a judicial freeze on the VIE’s equity interest in October 2020. The judicial freeze was initially imposed by the court due to an arbitration filed by a third party who had a dispute with Mr. Huazhi Hu, the Group’s founder and director, regarding his personal loan with such third party. As of December 31, 2021, the aforementioned judicial freeze had been lifted and the Group has collected the deposit.
As of December 31, 2021, amount due from a related party amounting to RMB1,360 (US$213) represents the receivables for the sales of autonomous aerial vehicles provided to an equity investee over which the Group has significant influence.

(3)	Guarantee received for borrowings:
As of December 31, 2020, RMB10,000 short-term bank loans were guaranteed by the Group’s founder and director, Mr. Huazhi Hu and RMB5,000 short-term bank loan was guaranteed by the Group’s founder and director, Mr. Huazhi Hu, and his spouse, respectively.
As of December 31, 2021, RMB10,000 (US$1,569) short-term bank loans and RMB20,000 (US$3,138) long-term bank loans were guaranteed by the Group’s founder and director, Mr. Huazhi Hu